Regulatory Requirements and Restrictions - Other Regulatory Matters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Average daily reserve balance requirements, in excess of vault cash, maintained with the Federal Reserve	$ 9,800,000,000	$ 9,100,000,000
Cash segregated under other regulations	12,100,000,000	7,700,000,000
Securities segregated under other regulations	17,500,000,000	$ 19,200,000,000
Bank of America, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash dividends paid to parent company by consolidated subsidiaries	$ 18,800,000,000
Preceding period of net profits for dividends	2 years
Cash dividends allowable to be declared and paid by parent company by consolidated subsidiaries	$ 5,000,000,000
Subsidiaries, Bank of America California, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash dividends paid to parent company by consolidated subsidiaries	0
Cash dividends allowable to be declared and paid by parent company by consolidated subsidiaries	$ 895,000,000